Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
May 31, 2025
SOF-NPRT1-0725
1.802189.121
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (a)	642,660	68,906,005
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	25,200	2
TOTAL CANADA		68,906,007
FRANCE - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	691,400	114,816,050
IRELAND - 2.3%
Information Technology - 2.3%
IT Services - 2.3%
Accenture PLC Class A	723,400	229,187,588
ISRAEL - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (a)	297,900	44,372,205
UNITED STATES - 94.9%
Communication Services - 1.9%
Interactive Media & Services - 1.9%
Alphabet Inc Class A	234,000	40,187,160
Meta Platforms Inc Class A	108,500	70,252,665
ZoomInfo Technologies Inc (a)	8,534,469	81,504,179
		191,944,004
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Amazon.com Inc (a)	277,380	56,865,674
Financials - 1.5%
Financial Services - 1.5%
Block Inc Class A (a)	1,674,599	103,406,489
Toast Inc Class A (a)	1,066,796	44,997,455
		148,403,944
Information Technology - 91.0%
IT Services - 11.2%
Cloudflare Inc Class A (a)	1,385,749	229,881,902
Cognizant Technology Solutions Corp Class A	1,311,700	106,234,583
EPAM Systems Inc (a)	586,425	102,325,298
IBM Corporation	80,500	20,854,330
MongoDB Inc Class A (a)	935,500	176,650,465
Okta Inc Class A (a)	1,819,891	187,758,154
Snowflake Inc Class A (a)	575,000	118,260,250
Twilio Inc Class A (a)	1,671,056	196,683,291
		1,138,648,273
Software - 79.8%
Adobe Inc (a)	1,154,300	479,138,387
Amplitude Inc Class A (a)	3,730,516	46,221,093
AppLovin Corp Class A (a)	374,266	147,086,538
Atlassian Corp Class A (a)	1,444,954	300,015,799
Autodesk Inc (a)	1,516,905	449,185,909
BILL Holdings Inc (a)	959,000	41,889,120
BlackLine Inc (a)	2,274,000	127,184,820
Cadence Design Systems Inc (a)	280,900	80,637,963
Confluent Inc Class A (a)	2,726,385	62,788,647
Crowdstrike Holdings Inc Class A (a)	143,486	67,634,996
CyberArk Software Ltd (a)	13,400	5,129,252
Datadog Inc Class A (a)	2,458,213	289,774,148
Dynatrace Inc (a)	146,300	7,901,663
Elastic NV (a)	657,553	53,176,311
Fair Isaac Corp (a)	26,474	45,701,537
Five9 Inc (a)(c)	5,218,588	138,344,768
Gen Digital Inc	2,623,918	74,729,185
HubSpot Inc (a)	410,917	242,399,938
Intuit Inc	623,751	469,977,666
Microsoft Corp	5,486,102	2,525,581,917
Monday.com Ltd (a)	540,425	160,771,033
Oracle Corp	780,727	129,233,740
Palantir Technologies Inc Class A (a)	1,101,378	145,139,593
Palo Alto Networks Inc (a)	2,084,164	401,034,837
PTC Inc (a)	255,289	42,970,244
Roper Technologies Inc	59,617	33,997,787
Salesforce Inc	2,526,784	670,532,670
Servicenow Inc (a)	179,624	181,616,030
Synopsys Inc (a)	450,840	209,180,743
Tenable Holdings Inc (a)	2,615,809	84,281,366
Unity Software Inc (a)(d)	4,035,185	105,237,625
Workday Inc Class A (a)	255,900	63,388,989
Workiva Inc Class A (a)	423,870	28,522,212
Zscaler Inc (a)	734,440	202,485,108
		8,112,891,634
TOTAL INFORMATION TECHNOLOGY		9,251,539,907

TOTAL UNITED STATES		9,648,753,529
TOTAL COMMON STOCKS (Cost $5,100,103,048)		10,106,035,379

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	48,510,924	48,520,626
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	21,096,433	21,098,543
TOTAL MONEY MARKET FUNDS (Cost $69,619,169)			69,619,169

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,169,722,217)	10,175,654,548
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,098,851)
NET ASSETS - 100.0%	10,162,555,697

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Affiliated company
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,556,079	208,914,846	250,950,299	262,180	-	-	48,520,626	48,510,924	0.1%
Fidelity Securities Lending Cash Central Fund	1,394,375	54,908,058	35,203,890	1,543	-	-	21,098,543	21,096,433	0.1%
Total	91,950,454	263,822,904	286,154,189	263,723	-	-	69,619,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Five9 Inc	126,048,400	44,947,928	-	-	-	(32,651,560)	138,344,768	5,218,588
Total	126,048,400	44,947,928	-	-	-	(32,651,560)	138,344,768

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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